Vessels, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels, net
6. Vessels, net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	1,105,413,815	(220,665,124)	884,748,691
Impairment loss	(3,250,000)	2,256,084	(993,916)
Disposal	(14,561,832)	3,653,193	(10,908,639)
Depreciation for the year	—	(37,693,733)	(37,693,733)

Balance, December 31, 2019	1,087,601,983	(252,449,580)	835,152,403
Additions	44,894,678	—	44,894,678
Impairment loss	(14,511,735)	10,654,428	(3,857,307)
Disposals	(6,500,000)	100,378	(6,399,622)
Depreciation for the year	—	(37,455,093)	(37,455,093)
Balance, December 31, 2020	1,111,484,926	(279,149,867)	832,335,059

In March 2018, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Legacy”, to an unaffiliated third party for $4,990,000. The vessel, including her inventories on board, were classified as assets held for sale in the first quarter of 2018. As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of $1,418,672 in its consolidated statement of operations for the year ended December 31, 2018. The vessel was delivered to her new owners on August 31, 2018.
On March 31, 2018, the Company decided to seek to dispose of the vessel “Gas Enchanted”. As a result of this decision, the undiscounted net operating cash flows of this vessel did not exceed its carrying value and the Company identified and recognized an impairment charge of $1,937,822 in its consolidated statement of operations for the year ended December 31, 2018. In April 2018, the Company concluded a memorandum of agreement for the disposal of this vessel, to an unaffiliated third party for $8,950,000. The vessel was delivered to her new owners on
May 7, 2018.

In April 2018, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Evoluzione”, to an unaffiliated third party for $3,575,000. The vessel, including her inventories on board, were classified as assets held for sale in the second quarter of 2018. The total impairment charge recognized in the Company’s consolidated statements of operations for the year ended December 31, 2018 amounted to $604,774. The vessel was delivered to her new owners on August 28, 2018.
On June 30, 2018, the Company decided to seek to dispose of the vessel “Gas Sikousis”. As a result of this decision, the undiscounted net operating cash flows of this vessel did not exceed its carrying value and the
Company
 identified and recognized an impairment charge of $842,332 in its consolidated statement of operations for the year ended December 31, 2018. In July 2018, the Company concluded a memorandum of agreement for the disposal of this vessel, to an unaffiliated third party for $9,450,000. The vessel was delivered to her new owners on September 27, 2018.
In July 2018, the Company entered into three separate memoranda of agreement for the disposal of the vessels “Gas Marathon”, “Gas Sincerity and “Gas Texiana” to unaffiliated third parties for a total of $12,700,000. The vessels, including their inventories on board, were classified as vessels held for sale in the third quarter of 2018. The total impairment charge recognized in the Company’s consolidated statements of operations for the year ended December 31, 2018 amounted to $3,358,363. The vessels were delivered to their new owners on October 13, 2018, January 28, 2019 and February 13, 2019, respectively.
The Company disposed the above mentioned vessels as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of these vessels of $763,925 which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2018.
During the first quarter of 2019, the Company entered into four joint venture agreements with a third party investor based on which the third party investor acquired a 49.9% equity interest in four vessel owning companies of the Company and gained co-ownership
and joint control of the vessels “Gas Defiance”, “Gas Shuriken”, “Gas Haralambos” and “Eco Lucidity”. These agreements are accounted for in the Company’s financial statements as an equity investment since the Company and the third party investor have joint control over these entities. As a result, the vessels were classified as assets held for sale in the fourth quarter of 2018. The Company measured the vessels at the lower of their carrying amount and fair value less the cost associated with the transaction and recognized an impairment charge of $3,189,858 in its consolidated statement of operations for the year ended December 31, 2018.
In September 2019, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Ethereal”, to an unaffiliated third party for $10,900,000. The vessel was delivered to her new owners on September 27, 2019.
The Company decided to dispose the above mentioned vessels as the agreed selling price was a suitable opportunity for the Company and together with minor additional selling costs, arising from the delivery of “Gas Sincerity and “Gas Texiana” to their new owners, realized an aggregate loss from the sale of these vessels of $485,516, which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2019.
As of December 31, 2019, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of two vessels and therefore the Company identified and recorded an impairment loss of $993,916 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
As of June 30, 2020, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of
two
vessels and therefore the Company identified and recorded an impairment loss of $
653,079
which is presented under the caption “Impairment loss” in the consolidated statements of operations.
On September
25
,
2020
, the Company decided to seek to dispose of the vessel “Gas Nemesis II”. As a result of this decision, the undiscounted net operating cash flows of this vessel did not exceed its carrying value and the Company identified and recognized an impairment charge of $
2,489,333
in its consolidated statement of

operations for the year ended December
31
,
2020
. In
October 2020
, the Company concluded a memorandum of agreement for the disposal of this vessel, to an unaffiliated third party for $
4,500,000
. The vessel was delivered to her new owners on
November 2, 2020
.
In
November 2020
, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Pasha”, to an unaffiliated third party for $
900,000
. The vessel was delivered to her new owners on
December 7, 2020
.
The Company disposed the above mentioned vessels as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of these vessels of $1,134,854 which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2020.
As of December 31, 2020, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of one vessel and therefore the Company identified and recorded an impairment loss of $714,895 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
The additions in 2020 mainly relate to the acquisition of vessels “Eco Alice” and “Eco Texiana” (Note 3) and to the installation of ballast water treatment systems.
As of December 31, 2020, 36 vessels with a carrying value of $798,061,787 (2019: 34 vessels with carrying value of $787,185,762) have been provided as collateral to secure the Company’s bank loans as discussed in Note 11.